12. SUBSEQUENT EVENT	12 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
12. SUBSEQUENT EVENT

In August 2014, the Company entered into a license, co-development and commercialization agreement with Gedeon Richter on bremelanotide for FSD in Europe and selected countries. In August 2013, the Company received an initial payment of $1.0 million from Gedeon Richter as a non-refundable option fee on the license, co-development and commercialization agreement, and in September 2014, the Company received $8.8 million on execution of the definitive agreement. Under the agreement, Gedeon Richter will pay the Company a milestone payment of €2.5 million ($3.3 million) upon the initiation of the Company’s Phase 3 clinical trial program in the United States. The Company has the potential to receive up to €80 million ($105.6 million) in regulatory and sales related milestones, and will receive low double-digit royalties on net sales in the licensed territory.

Under the agreement the Company will contribute, with Gedeon Richter, to the costs of co-development activities for obtaining regulatory approval in Europe. Gedeon Richter will exclusively market bremelanotide for FSD in the licensed territory, and will be responsible for all sales, marketing and commercial activities, including associated costs, in the licensed territory. The agreement remains in effect as long as Gedeon Richter is selling bremelanotide on which a royalty is owed. The agreement may be terminated by either party upon notice in the event of a material breach or insolvency. In the event Gedeon Richter terminates the agreement because the Company breached the agreement or is insolvent, Gedeon Richter’s license will becomes fully paid-up, royalty free, perpetual and irrevocable. If the Company fails to initiate its Phase 3 program by an agreed date, Gedeon Richter at its option may elect to terminate the license and receive a specified payment. In the event that the Company terminates the agreement because Gedeon Richter breached the agreement or is insolvent, upon timely request all regulatory approvals for bremelanotide in the licensed territory will be transferred to the Company or its designee.